Licenses (Details Textual) - USD ($) $ in Thousands			12 Months Ended
	Aug. 15, 2012	Aug. 15, 2011	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
H5 N1 Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	20 years
Licensing Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life			9 years 1 month 28 days
Amortization of Intangible Assets			$ 352	$ 371	$ 435
Licensing Agreements [Member] | H5 N1 Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life		20 years